RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net financial instrument asset position (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year		$ (426)	$ (499)
Unrealized gain through income on tax equity		26	60
Gains (losses) on change in fair value of derivatives	[1]	(36)	37	$ (89)
Acquisitions, settlements and other		(5)	(202)
Tax equity		(412)	(448)
Investments in equity securities		160	117
Balance, end of year		(413)	(426)	$ (499)
Investments in equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized gain (loss) through OCI		35	(16)
Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized gain (loss) through OCI		25	(3)
Gains (losses) on change in fair value of derivatives		1	(15)
Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized gain (loss) through OCI		(36)	14
Gains (losses) on change in fair value of derivatives		(51)	21
Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized gain (loss) through OCI		14	102
Gains (losses) on change in fair value of derivatives		4	112
Derivative assets not designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year		86
Balance, end of year		96	86
Derivative assets not designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year		52
Balance, end of year		84	52
Derivative assets not designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year		0
Balance, end of year		0	0
Derivative assets not designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year		34
Balance, end of year		12	34
Derivative assets designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year		85
Balance, end of year		57	85
Derivative assets designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year		43
Balance, end of year		57	43
Derivative assets designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year		17
Balance, end of year		0	17
Derivative assets designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year		25
Balance, end of year		0	25
Derivative liabilities not designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year		(212)
Balance, end of year		(226)	(212)
Derivative liabilities not designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year		(7)
Balance, end of year		(8)	(7)
Derivative liabilities not designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year		(204)
Balance, end of year		(200)	(204)
Derivative liabilities not designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year		(1)
Balance, end of year		(18)	(1)
Derivative liabilities designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year		(54)
Balance, end of year		(88)	(54)
Derivative liabilities designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year		(15)
Balance, end of year		0	(15)
Derivative liabilities designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year		(38)
Balance, end of year		(65)	(38)
Derivative liabilities designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year		(1)
Balance, end of year		$ (23)	$ (1)

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).